Segmented information	12 Months Ended
Aug. 31, 2024
Segmented Information
Segmented information

23.	Segmented information

Operating segments

The Company’s Chief Operating Decision Maker, its Chief Executive Officer, reviews the operating results, assesses the performance and makes capital allocation decisions of the Company viewed as a single operating segment engaged in mineral exploration and development in Tanzania. All amounts disclosed in the consolidated financial statements represent this single reporting segment. The Company’s corporate division only earns interest revenue that is considered incidental to the activities of the Company and does not meet the definition of an operating segment as defined in IFRS 8, Operating Segments.

Geographic segments

The Company is in the business of mineral exploration and production in Tanzania. Information regarding the Company’s geographic locations are as follows:

	For the year ended August 31,
Revenue	2024	2023
Tanzania	$41,158	$38,320
Total revenue	$41,158	$38,320

During the year ended August 31, 2024, the Company generated 93% (2023 – 96%) of its revenue from one (2023 – one) customer totalling $38.1 million (2023 – $36.9 million).

Non-current assets	August 31, 2024	August 31, 2023
Canada	$36	$55
Tanzania	81,040	66,952
Total non-current assets	$81,076	$67,007